Others, net	12 Months Ended
Dec. 31, 2019
Others, net
Others, net
2
1
. Others, net
Others, net consist of the following:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Gain from business and investment disposals	74,965	1,320,266	1,199,407
Government financial incentives	843,447	614,658	2,222,223
Impairment of investments	(139,823)	(593,138)	(1,954,031)
Foreign exchange gains/(losses), net	213,482	(192,491)	124,070
Gains/(losses) from fair value change of long-term investments	—	(1,512,979)	3,495,709
Others	324,337	458,859	287,931

Total	1,316,408	95,175	5,375,309

Government financial incentives represent rewards provided by the relevant PRC municipal government authorities to the Group for business achievements made by the Group. Government financial incentives are recognized in others, net in the consolidated statements of operations and comprehensive income/(loss) when the government financial incentives are received and no further conditions need to be met. The amounts of such government financial incentives are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government financial incentives in the future.